Patient Service Revenue (Tables)	3 Months Ended
Mar. 31, 2015
Patient Service Revenue by Payor (Abstract)
Patient Service Revenue [Text Block]
	2015	2014

Medicare program	$1,200,772	$1,094,338
Private/alternative payors	1,134,161	947,477
Medicaid and other government sources	129,228	109,486
Hospitals	213,951	112,701
Total patient service revenue	$2,678,112	$2,264,002